Derivative Financial Instruments (Details) In Millions, unless otherwise specified	Sep. 30, 2013 Interest rate contracts USD ($)	Dec. 31, 2012 Interest rate contracts USD ($)	Dec. 31, 2011 Interest rate contracts USD ($)	Sep. 30, 2013 Foreign exchange contracts AUD	Sep. 30, 2013 Foreign exchange contracts CAD	Sep. 30, 2013 Foreign exchange contracts EUR (€)	Sep. 30, 2013 Foreign exchange contracts GBP (£)	Dec. 31, 2012 Foreign exchange contracts AUD	Dec. 31, 2012 Foreign exchange contracts EUR (€)	Dec. 31, 2011 Foreign exchange contracts AUD	Dec. 31, 2011 Foreign exchange contracts EUR (€)	Dec. 31, 2011 Forward-starting interest rate contracts USD ($)	Sep. 30, 2012 Derivatives Not Qualifying for Hedge Accounting Interest rate swap USD ($)	Sep. 30, 2010 Derivatives Not Qualifying for Hedge Accounting Interest rate swap USD ($) item	Sep. 30, 2012 Derivatives Not Qualifying for Hedge Accounting Forward-starting interest rate contracts USD ($)	Mar. 31, 2012 Derivatives Not Qualifying for Hedge Accounting Forward-starting interest rate contracts USD ($)	Sep. 30, 2011 Derivatives Not Qualifying for Hedge Accounting Forward-starting interest rate contracts USD ($)	Mar. 31, 2011 Derivatives Not Qualifying for Hedge Accounting Foreign exchange rate collar USD ($)	Sep. 30, 2010 Derivatives Not Qualifying for Hedge Accounting Basis rate swap USD ($) item	Sep. 30, 2013 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps USD ($)	Sep. 30, 2013 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Jan. 31, 2013 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Dec. 31, 2012 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps USD ($)	Dec. 31, 2012 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Sep. 30, 2012 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Dec. 31, 2011 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Sep. 30, 2012 Derivatives that Qualify for Hedge Accounting Interest rate swap Cash flow hedges Senior secured term loan USD ($)	Dec. 31, 2011 Derivatives that Qualify for Hedge Accounting Fixed to floating interest rate swap USD ($)	Sep. 30, 2010 Derivatives that Qualify for Hedge Accounting Basis rate swap USD ($) item	Dec. 31, 2012 Derivatives that Qualify for Hedge Accounting Cross-currency swaps USD ($)	Dec. 31, 2012 Derivatives that Qualify for Hedge Accounting Cross-currency swaps AUD	Dec. 31, 2011 Derivatives that Qualify for Hedge Accounting Cross-currency swaps AUD	Jan. 31, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Subsequent event EUR (€)	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations CAD	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations GBP (£)	Mar. 31, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations AUD	Mar. 31, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations EUR (€)	Sep. 30, 2012 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations AUD	Feb. 28, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations Subsequent event AUD	Feb. 28, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations Subsequent event EUR (€)
Derivative Financial Instruments
Notional value	$ 5,750.0	$ 5,750.0	$ 5,750.0	215.0	75.0	€ 221.5	£ 100.0	115.0	€ 91.1	115.0	€ 91.1	$ 3,000.0			$ 5,000.0	$ 2,000.0	$ 3,000.0			$ 29.1	€ 21.5		$ 120.5	€ 91.1	€ 91.1	€ 91.1		$ 750.0		$ 119.3	115.0	115.0		75.0	£ 100.0	100.0	€ 200.0	115.0	100.0	€ 200.0
Notional value of expired derivative													$ 5,000.0	$ 2,500.0				$ 1.9	$ 1,000.0			€ 69.6					$ 500.0		$ 3,000.0				€ 69.6
Number of derivative instruments held														5					1										2